Contract liabilities and other advances - Additional information (Details) £ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions		£ 85,756	£ 46,637
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions		74,242
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions		£ 11,434
Receivable due from collaboration agreement | $	$ 5
Revenue from collaboration arrangement | $	$ 10